Citigroup Mortgage Loan Trust 2023-RP2 ABS-15G

Exhibit 99.1 - Schedule 2(c)

Client Name:
Client Project Name:	CMLTI 2023-RP2
Start - End Dates:	10/17/2018 - 5/8/2019
Deal Loan Count:	7

Conditions Report 2.0

Loans in Report:	7
Loans with Conditions:	1

0 - Total Active Conditions

5 - Total Satisfied Conditions

5 - Compliance Review Scope
1 - Category: Compliance Manual
4 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

©2023 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.